SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Disclosure of reportable segments [Table Text Block]
	IP Development		BioTech		Albany Project		Unallocated Corporate		Total
For the years ended March 31	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
External net sales	166,048	79,995	-	792,500	-	-	-	-	166,048	872,495
Cost of sales	1,838,971	578,419	-	66,191	-	-	-	-	1,838,971	644,610
Gross margin (loss)	(1,672,923)	(498,424)	-	726,309	-	-	-	-	(1,672,923)	227,885
Depreciation and amortization	526,405	600,322	-	-	-	-	-	-	526,405	600,322
Interest Expense	139,657	91,323	-	-	-	-	-	-	139,657	91,323
Net loss	(6,742,003)	(7,075,798)	(599,857)	(262,462)	(433,253)	(18,597)	(1,992,845)	(2,682,801)	(9,767,958)	(10,039,658)
Segment assets	6,732,071	10,013,831	1,989	828,439	8,352,872	7,553,915	-	-	15,086,932	18,396,185
Segment liabilities	3,698,876	2,816,136	344,583	238,003	741,576	-	499,753	592,599	5,284,788	3,646,738
Capital expenditures	2,020	1,398	-	-	699,842	183,214	-	-	701,862	184,612